Promissory notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Fair Value of Derivative Warrant Liability Assumptions

November 2019 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.64%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$40,999	Nil
Change in derivative liability		$(40,999)

April 2020 issuance	December 31, 2020	Maturity at November 13, 2021
Expected life	317 days	0 days
Volatility	100%	100%
Risk free interest rate	0.27%	0.30%
Dividend yield	0%	0%
Share price	$0.41	$0.18
Fair value	$58,373	Nil
Change in derivative liability		$(58,373)

Schedule of Promissory Notes Outstanding Interest Payable

Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, December 31, 2020	$-